Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue Recognition
Schedule of disaggregated revenue

	Pattern of
	Recognition	2021	2020	2019
By Product Type:
Devices and accessories	Point-in-time	$47,868	$38,347	$25,081
Subscription services and other services	Over time	14,697	7,905	2,502
Total revenue		$62,565	$46,252	$27,583
By Geographical Market:
United States		$42,993	$33,237	$23,997
International		19,572	13,015	3,586
Total revenue		$62,565	$46,252	$27,583

Schedule of receivables and deferred revenue from contracts with customers

The following table provides information about receivables and deferred revenue from contracts with customers (in thousands):

	December 31,	December 31,
	2021	2020
Accounts receivable, net	$11,936	$5,752
Deferred revenue, current	13,071	8,443
Deferred revenue, non-current	5,476	2,790